Investments Accounted for Using the Equity Method - Fair Value of Interests in Listed Associates (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Carrying amount	¥ 144,059	¥ 129,442	¥ 131,636
SPD Bank [member]
Disclosure of associates [line items]
Carrying amount	86,951		78,559
Fair value	52,282		67,166
China Tower Corporation Limited (China Tower) [member]
Disclosure of associates [line items]
Carrying amount	47,299		43,592
Fair value	63,738
IFLYTEK Co., Ltd. ("IFLYTEK") [member]
Disclosure of associates [line items]
Carrying amount	1,887		1,852
Fair value	6,623		10,598
True Corporation Public Company Limited ("True Corporation") [member]
Disclosure of associates [line items]
Carrying amount	7,913		7,472
Fair value	¥ 6,589		¥ 7,450